Fixed assets - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Property Plant And Equipment
Balance as at beginning of period	$ 1,315,485
Balance as at end of period	1,369,854
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,653,727
Acquisition and improvements	70,675
Transfer from advances for vessels under construction - related party	18,172
Balance as at end of period	1,742,574
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(338,242)
Depreciation for the period	(34,478)
Balance as at end of period	(372,720)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,315,485
Acquisition and improvements	70,675
Transfer from advances for vessels under construction - related party	18,172
Depreciation for the period	(34,478)
Balance as at end of period	$ 1,369,854